ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	4,619
2014	3,786
2015	3,108
2016	2,645
2017	1,616
Total	15,774